Employee Pension and Postretirement Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
Multiemployer Pension Plans
The Company was listed in the following plan’s Form 5500 as providing more than 5.0% of the total contributions for the following plan and plan years:

Years Contribution to Plan Exceeded
5% of Total Contributions
Plan Name:	(as of December 31 of the Plan's Year-End)
Rockford Area Dairy Industry Local 754, Intl. Brotherhood of Teamsters Retirement Pension Plan	2019, 2018, and 2017

The following table lists information about the Company's individually significant multiemployer pension plans:

		Pension Protection Act Zone Status			TreeHouse Foods				Expiration Date
	EIN / Pension	Plan Year Ended December 31,		FIP Implemented	Contributions (in millions)			Surcharge Imposed	Of Collective Bargaining
Plan Name	Plan Number	2018	2017	(yes or no)	2019	2018	2017	(yes or no)	Agreement(s)
Bakery and Confectionery
Union and Industry									12/4/2020
International Pension Fund	52-6118572 / 001	Red	Red	Yes	$1.5	$1.4	$1.7	Yes	7/25/2020
Central States Southeast and
Southwest Areas Pension
Fund	36-6044243 / 001	Red	Red	Yes	1.0	0.8	0.7	Yes	12/31/2022
Retail, Wholesale and
Department Store
International Union and
Industry Pension Fund	63-0708442 / 001	Red	Red	Yes	0.3	0.6	0.5	Yes	(1)
Rockford Area Dairy
Industry Local 754, Intl.
Brotherhood of Teamsters
Retirement Pension Plan	36-6067654 / 001	Green	Green	No	0.5	0.5	0.4	No	4/30/2021
Western Conference of
Teamsters Pension Fund	91-6145047 / 001	Green	Green	No	—	0.8	(1.0)	No	(2)

(1)
During 2019, the Company executed a complete withdrawal from the Retail, Wholesale, and Department Store International Union and Industry Pension Fund and settled a withdrawal liability of $4.3 million.

(2)
The Company partially withdrew from the Western Conference of Teamsters Pension Plan Trust as a result of the closure of its City of Industry, California facility during 2016. As a result, there is no collective bargaining agreement related to this plan.

Fair Value of Pension Plan Assets, by Asset Category
The fair value of the Company’s pension plan assets at December 31, 2019 and 2018 was as follows:

	December 31,
	2019	2018
	(in millions)
Equity funds (a)	$118.4	$90.6
Fixed income funds (b)	157.3	143.6
Alternative funds (c)	16.5	16.1
Cash and equivalents (d)	1.8	1.7
	$294.0	$252.0
(a) This investment class includes domestic and international equity funds that includes both large and small/mid cap funds that track the S&P index as well as other equity indices. The Company elected the NAV practical expedient to value these funds.
(b) This investment class includes U.S. Treasury index funds as well as bond funds representative of the United States bond and debt markets with varying benchmark indices. The Company elected the NAV practical expedient to value these funds.
(c) This investment class primarily includes private equity funds. The valuation is based on NAV as reported by the asset manager or investment company and adjusted for cash flows, if necessary. In making such an assessment, a variety of factors are reviewed by management, including but not limited to the timeliness of NAV as reported by the asset manager and changes in general economic and market conditions subsequent to the last NAV reported by the asset manager.
(d) Includes cash and cash equivalents such as short-term marketable securities. Cash and cash equivalents include money market funds, which are valued based on NAV.

Summarized Information about Pension and Postretirement Benefit Plans
The following table summarizes information about our pension and postretirement benefit plans for the years ended December 31, 2019 and 2018:

	Pension Benefits		Postretirement Benefits
	2019	2018	2019	2018
	(in millions)
Change in benefit obligations:
Benefit obligation, at beginning of year	$300.0	$325.2	$28.1	$33.8
Service cost	1.5	1.9	—	—
Interest cost	12.2	11.9	1.1	1.2
Curtailment (1)	(0.5)	—	—	—
Actuarial losses (gains) (2)	40.3	(19.8)	(0.1)	(5.1)
Benefits paid	(17.5)	(19.2)	(1.6)	(1.8)
Benefit obligation, at end of year	$336.0	$300.0	$27.5	$28.1
Change in plan assets:
Fair value of plan assets, at beginning of year	$252.0	$278.8	$—	$—
Actual gain (loss) on plan assets	55.8	(10.0)	—	—
Company contributions	3.7	2.4	1.6	1.8
Benefits paid	(17.5)	(19.2)	(1.6)	(1.8)
Fair value of plan assets, at end of year	$294.0	$252.0	$—	$—
Funded status of the plan	$(42.0)	$(48.0)	$(27.5)	$(28.1)
Amounts recognized in the Consolidated Balance Sheets:
Current liability	$(0.7)	$(0.7)	$(1.6)	$(1.8)
Non-current liability	(41.3)	(47.3)	(25.9)	(26.3)
Net amount recognized	$(42.0)	$(48.0)	$(27.5)	$(28.1)
Amounts recognized in Accumulated other comprehensive income (loss):
Net actuarial loss (gain)	$5.8	$6.6	$(0.2)	$(0.2)
Prior service cost	0.5	0.7	—	—
Total, before tax effect	$6.3	$7.3	$(0.2)	$(0.2)
(1) Curtailment relates to the closure of the Company's Battle Creek, Michigan facility.
(2) The change in actuarial loss (gain) was primarily due to the decrease in discount rates from 4.40% as of December 31,
          2018 to 3.25% as of December 31, 2019.

Accumulated Benefit Obligation and Weighted Average Assumptions Used

	Pension Benefits
	2019	2018
	(in millions)
Accumulated benefit obligation	$333.9	$296.7
Weighted average assumptions used to determine the pension benefit obligations:
Discount rate	3.25%	4.40%
Rate of compensation increases	3.50%-4.00%	3.50%-4.00%

Key Actuarial Assumptions Used to Determine Postretirement Benefit Obligations
The key actuarial assumptions used to determine the postretirement benefit obligations as of December 31, 2019 and 2018 are as follows:

	2019		2018
	Pre-65	Post-65	Pre-65	Post-65
Health care cost trend rates:
Health care cost trend rate for next year	7.29%	8.16%	7.32%	8.21%
Ultimate rate	4.50%	4.50%	4.50%	4.50%
Discount rate	3.25%	3.25%	4.40%	4.40%
Year ultimate rate achieved	2028	2028	2026	2026

Summary of Net Periodic Cost of Pension and Postretirement Benefit Plans
The following table summarizes the net periodic cost of our pension and postretirement benefit plans for the years ended December 31, 2019, 2018, and 2017:

	Pension Benefits			Postretirement Benefits
	2019	2018	2017	2019	2018	2017
	(in millions)			(in millions)
Components of net periodic costs:
Service cost	$1.5	$1.9	$3.6	$—	$—	$—
Interest cost	12.2	11.9	14.7	1.1	1.2	1.2
Expected return on plan assets	(15.2)	(15.6)	(17.4)	—	—	—
Amortization of unrecognized prior service cost	0.5	0.2	0.2	—	—	—
Amortization of unrecognized net loss	0.2	0.5	0.9	—	—	—
Settlement expense	—	—	0.2	—	—	—
Curtailment income (1)	(0.5)	—	(1.4)	—	—	—
Net periodic (benefit) cost	$(1.3)	$(1.1)	$0.8	$1.1	$1.2	$1.2

Weighted Average Assumptions Used

	Pension Benefits			Postretirement Benefits
	2019	2018	2017	2019	2018	2017
Weighted average assumptions used to determine the periodic benefit costs:
Discount rate	4.40%	3.70%	4.25%	4.40%	3.70%	4.25%
Rate of compensation increases	3.50%-4.00%	3.50%-4.00%	3.50%-4.00%	—	—	—
Expected return on plan assets	5.91%	5.80%	6.00%	—	—	—

Estimated Future Pension and Postretirement Benefit Payments
Estimated future pension and postretirement benefit payments from the plans are as follows:

	Pension Benefit	Postretirement Benefit
	(in millions)
2020	$19.3	$1.6
2021	19.9	1.6
2022	20.3	1.7
2023	20.9	1.7
2024	21.3	1.7
2025-2029	98.1	8.7